Investments in associates and joint arrangements - Associates (Details) € in Millions, ₨ in Billions, Ksh in Billions	12 Months Ended
	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 KES (Ksh)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 KES (Ksh)	Mar. 31, 2022 INR (₨)	Mar. 31, 2020 EUR (€)
Investments in associates and joint arrangements
Investment in associates	€ 1,501	€ 1,542
Equity	64,483	57,073	€ 57,768					€ 62,625
Dividends received from associates and joint ventures	€ 617	638	628
Adoption of IAS 29
Investments in associates and joint arrangements
Equity		565
After adoption of IAS 29
Investments in associates and joint arrangements
Equity		57,638
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Investments in associates and joint arrangements
Investment in associates		1,055
Operating profit, profit before taxation increased		178	32
Equity		€ 96	(48)
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member] | Accumulated other comprehensive income
Investments in associates and joint arrangements
Equity			5
TPG Telecom [Member]
Investments in associates and joint arrangements
Joint venture ownership interest	25.05%
Indus Towers Limited
Investments in associates and joint arrangements
Joint venture ownership interest	21.00%	21.00%
All associates
Investments in associates and joint arrangements
Investment in associates	€ 1,501	€ 1,542
Operating profit, profit before taxation increased	€ 233	€ 400	520
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	39.90%	40.00%
Number of non-voting shares held | shares	2
Fair value of investment in associate	€ 2,012	€ 4,270		Ksh 290		Ksh 546
Investment in associates	509	428
Operating profit, profit before taxation increased	195	217	217
Dividends received from associates and joint ventures	€ 250	170	171
Safaricom Limited | Adoption of IAS 29
Investments in associates and joint arrangements
Equity		€ 127
Indus Towers Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	21.00%	21.00%
Fair value of investment in associate	€ 908	€ 1,494			₨ 81		₨ 126
Investment in associates	908	1,055
Operating profit, profit before taxation increased	50	178	306
Dividends received from associates and joint ventures	75	0	201
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates	84	59
Operating profit, profit before taxation increased	€ (12)	€ 5	€ (3)